Note 20 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 01, 2020	Mar. 26, 2020	Mar. 19, 2020	Feb. 21, 2020	Feb. 17, 2020	Feb. 12, 2020	Jan. 21, 2020	Jan. 14, 2020	Mar. 29, 2019	Mar. 27, 2020	Feb. 21, 2020	Jan. 31, 2020	Apr. 09, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Proceeds from Issuance of Common Stock														$ 18,892	$ 5,781	$ 9,726
Class A Warrants [Member]
Class of Warrant or Right, Exercised During Period (in shares)														0
Series E Preferred Stock [Member] | Family Trading Inc [Member]
Stock Issued During Period, Shares, New Issues (in shares)									27,129
Shares Issued, Price Per Share (in dollars per share)									$ 1,000
Series E Convertible Preferred Stock [Member] | Family Trading Inc [Member]
Stock Issued During Period, Shares, Purchase of Assets (in shares)					16,004
Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total												$ 24,798
Subsequent Event [Member] | Equity Distribution Agreement [Member]
Common Stock Equity Distribution Agreement, Shares Authorized for Issuance, Value						$ 5,000
Stock Issued During Period, Shares, New Issues (in shares)						14,637,118
Proceeds from Issuance of Common Stock						$ 5,000
Subsequent Event [Member] | Second ATM Offering [Member]
Common Stock Equity Distribution Agreement, Shares Authorized for Issuance, Value										$ 5,000
Stock Issued During Period, Shares, New Issues (in shares)										52,692,690
Proceeds from Issuance of Common Stock										$ 5,000
Subsequent Event [Member] | Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)	40,000,000
Proceeds from Issuance of Common Stock	$ 8,000
Shares Issued, Price Per Share (in dollars per share)	$ 0.20
Subsequent Event [Member] | Class A Warrants [Member]
Class of Warrant or Right, Exercised During Period (in shares)											4,200,000
Stock Issued During Period, Shares, Warrants Exercised (in shares)											1,680,000
Subsequent Event [Member] | Series E Preferred Stock [Member]
Preferred Stock Redeemed During Period, Shares (in shares)													21,364
Preferred Stock Redeemed During Period, Value													$ 24,568
M/T Eco Revolution [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total								$ 23,000
MT Eco Fleet [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total							$ 21,000	$ 23,000
M/T Stenaweco Elegance [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total				$ 33,500
Gain (Loss) on Disposition of Property Plant Equipment, Total				$ 2,000
M/T Eco Palm Desert [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total			$ 34,800
Gain (Loss) on Disposition of Property Plant Equipment, Total			$ 3,200
M/T Eco Holmby Hills [Member] | Subsequent Event [Member]
Equity Method Investment, Ownership Percentage		50.00%
Proceeds from Equity Method Investment, Distribution, Return of Capital		$ 10,066